Cover	Mar. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 08, 2024
Entity File Number	333-271858
Entity Registrant Name	DFP HOLDINGS LIMITED
Entity Central Index Key	0001976900
Entity Tax Identification Number	32-0672927
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2F-1, No. 178-5, Section 2
Entity Address, Address Line Two	Chang’an East Road
Entity Address, Address Line Three	Zhongshan District
Entity Address, City or Town	Taipei City
Entity Address, Country	TW
City Area Code	886
Local Phone Number	2 8772 2001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false